UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    7X7 Asset Management LLC
Address: 100 Pine Street
         Suite 1950
         San Francisco, CA  94111

13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas K. Lee
Title:     Manager
Phone:     (415) 249-6800

Signature, Place, and Date of Signing:

 /s/      Douglas K. Lee     San Francisco, CA/USA     April 24, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $232,525 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     4768   135000 SH       SOLE                   135000        0        0
APPLE INC                      COM              037833100     1328     3000 SH       SOLE                     3000        0        0
APPLIED MATLS INC              COM              038222105     5055   375000 SH       SOLE                   375000        0        0
BROADCOM CORP                  CL A             111320107     6936   200000 SH       SOLE                   200000        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109      276    25000 SH       SOLE                    25000        0        0
E M C CORP MASS                COM              268648102     7764   325000 SH       SOLE                   325000        0        0
EBAY INC                       COM              278642103     2711    50000 SH       SOLE                    50000        0        0
ERICSSON                       ADR B SEK 10     294821608     5271   418300 SH       SOLE                   418300        0        0
EZCHIP SEMICONDUCTOR LIMITED   ORD              M4146Y108     3861   160000 SH       SOLE                   160000        0        0
F5 NETWORKS INC                COM              315616102     2227    25000 SH       SOLE                    25000        0        0
FACEBOOK INC                   CL A             30303M102     1535    60000 SH       SOLE                    60000        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508     4468   100000 SH       SOLE                   100000        0        0
INTEL CORP                     COM              458140100       55     2500 SH       SOLE                     2500        0        0
ISHARES TR                     RUSSELL 2000     464287655    37772   400000 SH  PUT  SOLE                   400000        0        0
JIVE SOFTWARE INC              COM              47760A108     2812   185000 SH       SOLE                   185000        0        0
LSI CORPORATION                COM              502161102     6950  1025000 SH       SOLE                  1025000        0        0
MICRON TECHNOLOGY INC          COM              595112103      499    50000 SH       SOLE                    50000        0        0
MONOLITHIC PWR SYS INC         COM              609839105     5605   230000 SH       SOLE                   230000        0        0
NANOMETRICS INC                COM              630077105     1082    75000 SH       SOLE                    75000        0        0
NETAPP INC                     COM              64110D104     5636   165000 SH       SOLE                   165000        0        0
NETAPP INC                     COM              64110D104     3416   100000 SH  CALL SOLE                   100000        0        0
ON SEMICONDUCTOR CORP          COM              682189105     7034   850000 SH       SOLE                   850000        0        0
ORACLE CORP                    COM              68389X105     1132    35000 SH       SOLE                    35000        0        0
QUALCOMM INC                   COM              747525103     2678    40000 SH       SOLE                    40000        0        0
SHUTTERFLY INC                 COM              82568P304     5080   115000 SH       SOLE                   115000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102     6609   300000 SH  CALL SOLE                   300000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102     6057   275000 SH       SOLE                   275000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    78335   500000 SH  PUT  SOLE                   500000        0        0
SYNAPTICS INC                  COM              87157D109     4069   100000 SH       SOLE                   100000        0        0
TIBCO SOFTWARE INC             COM              88632Q103     3032   150000 SH       SOLE                   150000        0        0
WORKDAY INC                    CL A             98138H101      616    10000 SH       SOLE                    10000        0        0
XILINX INC                     COM              983919101     6680   175000 SH       SOLE                   175000        0        0
YAHOO INC                      COM              984332106     1176    50000 SH       SOLE                    50000        0        0